Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories
Summary of inventories

	At June 30,	At December 31,
(Euro thousands)	2025	2024
Raw materials, ancillary materials and consumables	12,812	12,688
Work-in-progress and semi-finished products	6,534	7,784
Finished goods	54,670	69,240
Total inventories	74,016	89,712